Leases (Table)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Summary of Right-of-use assets
(a)	Right-of-use assets

	December 31, 2021	Additions	Reduction	December 31, 2022
Cost
Land	180,600	4,659	(1,456)	183,803
Buildings	56,890	5,451	(3,708)	58,633
Equipment and Machinery	4,474	2,613	(492)	6,595
Other s	1,818	97	(724)	1,191

Total	243,782	12,820	(6,380)	250,222

Accumulated depreciation
Land	(18,417)	(6,694)	384	(24,727)
Buildings	(14,425)	(6,521)	2,226	(18,720)
Equipment and Machinery	(1,577)	(1,730)	350	(2,957)
Other s	(757)	(140)	144	(753)

Total	(35,176)	(15,085)	3,104	(47,157)

Net book value
Land	162,183			159,076
Buildings	42,465			39,913
Equipment and Machinery	2,897			3,638
Other s	1,061			438

Total	208,606			203,065

Table of Contents

	December 31, 2020	Additions	Reduction	December 31, 2021
Cost
Land	171,941	9,331	(672)	180,600
Buildings	57,337	5,120	(5,567)	56,890
Equipment and Machinery	2,641	2,614	(781)	4,474
Other s	2,195	186	(563)	1,818

Total	234,114	17,251	(7,583)	243,782

Accumulated depreciation
Land	(11,611)	(7,022)	216	(18,417)
Buildings	(10,839)	(6,334)	2,748	(14,425)
Equipment and Machinery	(1,166)	(1,096)	685	(1,577)
Other s	(712)	(313)	268	(757)

Total	(24,328)	(14,765)	3,917	(35,176)

Net book value
Land	160,330			162,183
Buildings	46,498			42,465
Equipment and Machinery	1,475			2,897
Other s	1,483			1,061

Total	209,786			208,606

Summary Of Lease Liabilities
(b)	Lease liabilities

	December 31, 2022	December 31, 2021
	RMB	RMB
Lease liabilities	125,760	129,848
Less: Lease liabilities due within one year	(7,560)	(6,626)

	118,200	123,222

Summary of the undiscounted cash flow of the lease liability
Analysis of the undiscounted cash flow of the lease liabilities is as follows:

	December 31, 2022	December 31, 2021
	RMB	RMB
Within 1 year	13,244	12,495
Between 1 and 2 years	11,301	11,181
Between 2 and 5 years	30,995	30,541
Over 5 years	148,974	154,636

	204,514	208,853